Leases - Maturity of Operating Lease Payments (Lessor) (Details) $ in Millions	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 0.9
2021	0.7
2022	0.7
2023	0.7
2024	0.6
Thereafter	57.8
Total lease payments	$ 61.4